GOODWILL	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
NOTE 8:-	GOODWILL

Following the Company's acquisitions in 2018 and 2017, as described in Note 1b, the changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018
	Customer Engagement	Financial Crime and Compliance	Total

As of January 1, 2018	$1,053,922	$264,320	$1,318,242

Acquisitions (*)	54,203	-	54,203
Functional currency translation adjustments	(5,034)	(1,205)	(6,239)

As of December 31, 2018	$1,103,091	$263,115	$1,366,206

	Year ended December 31, 2017
	Customer Engagement	Financial Crime and Compliance	Total

As of January 1, 2017	$1,022,198	$262,512	$1,284,710

Acquisitions (*)	24,346	-	24,346
Functional currency translation adjustments	7,378	1,808	9,186

As of December 31, 2017	$1,053,922	$264,320	$1,318,242

(*)	Including adjustments of $5,624 and $(3,799), resulting from finalization of purchase price allocations with respect to 2018 and 2017, respectively.